Acquisitions and divestitures - Vale Nouvelle-Caldonie S.A.S. (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Gain (Loss) arising from the accumulated exchange differences reclassified from the stockholders' equity to the income statement		$ 1,132
VNC
Disclosure of associates [line items]
Amount of liability that will be recognized at completion of transaction			$ 500
Increase in amount of liability that will be recognized at completion of transaction	$ 55
Additional loss recorded as impairment and disposals of non-current assets	98
Cash consideration from divestment of shares in associate	$ 555
Annual nickel production term		13 years
Gain (Loss) arising from the accumulated exchange differences reclassified from the stockholders' equity to the income statement		$ 1,132